UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07359

Hyperion Brookfield Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

John J. Feeney, Jr., Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
ASSET-BACKED SECURITIES - 3.5%
Long Beach Mortgage Loan Trust
Series 2002-5, Class M4B [8]	6.00%	11/25/32	$400	$30,940
Mid-State Trust
Series 2004-1, Class B	8.90	08/15/37	1,558	1,481,139
Sail Net Interest Margin Notes
Series 2004-BN2A, Class B [1,5,6,8]	7.00	12/27/34	467	47
Series 2003-5, Class A [1,5,6,8]	7.35	06/27/33	24	2
Series 2003-3, Class A [1,5,6,8]	7.75	04/27/33	59	6
Structured Asset Investment Loan Trust
Series 2003-BC13, Class B [1,3,5,8,9]	6.00/6.50	11/25/33	245	19,824
Series 2004-3, Class B [1,3,5,8]	6.00/6.50	04/25/34	122	5,506

Total ASSET-BACKED SECURITIES
(Cost - $2,867,164)				1,537,464

COMMERCIAL MORTGAGE-BACKED SECURITIES - 59.9%
Commercial Mortgage-Backed Securities - 57.2%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Class F [1,2,5]	5.18	12/10/42	1,889	719,659
Series 2007-2, Class L [1,5]	5.37	04/10/49	1,144	69,099
Series 2007-2, Class M [1,5]	5.37	04/10/49	525	31,433
Series 2007-2, Class N [1,5]	5.37	04/10/49	1,768	69,566
Series 2007-2, Class O [1,5]	5.37	04/10/49	672	22,711
Series 2007-2, Class P [1,5]	5.37	04/10/49	638	21,480
Series 2007-2, Class Q [1,5]	5.37	04/10/49	2,365	75,094
Series 2007-2, Class S [1,5]	5.37	04/10/49	8,980	223,878
Series 2006-2, Class J [1,5]	5.48	05/10/45	667	55,778
Series 2006-2, Class K [1,5]	5.48	05/10/45	1,047	86,392
Series 2006-2, Class L [1,5]	5.48	05/10/45	1,202	84,476
Series 2006-2, Class M [1,5]	5.48	05/10/45	786	54,619
Series 2006-2, Class N [1,5]	5.48	05/10/45	1,571	107,075
Series 2006-2, Class O [1,5]	5.48	05/10/45	1,537	73,419
Series 2006-2, Class P [1,5]	5.48	05/10/45	6,436	237,455
Series 2007-2, Class K [1,2,5]	5.70	04/10/49	2,727	179,694
Series 2002-PB2, Class K [1,5]	6.29	06/11/35	1,511	1,211,175
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class L [1,5]	4.66	09/11/42	3,777	398,705
Series 2006-PW13, Class J [1,5]	5.26	09/11/41	2,406	265,474
Series 2006-PW13, Class K [1,5]	5.26	09/11/41	302	30,552
Series 2006-PW13, Class L [1,5]	5.26	09/11/41	2,012	182,050
Series 2006-PW13, Class M [1,5]	5.26	09/11/41	1,644	131,482
Series 2006-PW13, Class N [1,5]	5.26	09/11/41	980	62,326
Series 2006-PW13, Class O [1,5]	5.26	09/11/41	1,641	74,400
Series 2006-PW13, Class P [1,5]	5.26	09/11/41	8,203	288,470
Series 2004-PWR6, Class F [1,2,5]	5.44	11/11/41	1,700	413,198
Series 2004-PWR5, Class F [1,2,5]	5.48	07/11/42	2,644	989,970
Series 1999-C1, Class J [1,5,6]	5.64	02/14/31	1,173	88,439
Series 2007-PW16, Class AM [2]	5.72	06/11/40	4,000	3,080,000
CD 2006 CD2
Series 2006-CD2, Class K [1,5]	5.09	01/15/46	1,233	59,384
Series 2006-CD2, Class L [1,5]	5.09	01/15/46	881	42,106
Series 2006-CD6, Class M [1,5]	5.09	01/15/46	1,496	68,068

See Notes to Financial Statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class G [1,2,5]	5.23%	07/15/44	$3,777	$1,229,321
Commercial Mortgage Pass-Through Certificates
Series 2006-C8, Class L [1,5]	5.06	12/10/46	1,667	90,435
Series 2006-C8, Class M [1,5]	5.06	12/10/46	1,667	66,112
Series 2006-C8, Class N [1,5]	5.06	12/10/46	416	12,178
Series 2007-C9, Class L [1,5]	5.24	12/10/49	3,171	195,160
Series 2007-C9, Class M [1,5]	5.24	12/10/49	1,244	75,864
Series 2007-C9, Class N [1,5]	5.24	12/10/49	1,343	81,138
Series 2007-C9, Class O [1,5]	5.24	12/10/49	1,142	53,897
Series 2007-C9, Class P [1,5]	5.24	12/10/49	1,926	90,140
Series 2007-C9, Class Q [1,5]	5.24	12/10/49	1,154	53,829
Series 2007-C9, Class S [1,5]	5.24	12/10/49	8,177	288,533
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J [1,5]	4.23	05/15/38	907	301,298
Series 2004-C3, Class J [1,5]	4.78	07/15/36	208	9,766
Series 2006-C1, Class L [1,5]	5.24	02/15/39	1,297	110,298
Series 2006-C1, Class M [1,5]	5.24	02/15/39	907	75,474
Series 2006-C1, Class N [1,5]	5.24	02/15/39	973	67,653
Series 2006-C1, Class O [1,5]	5.24	02/15/39	324	22,257
Series 2006-C1, Class P [1,5]	5.24	02/15/39	325	15,045
Series 2006-C1, Class Q [1,5]	5.24	02/15/39	648	29,813
Series 2006-C1, Class S [1,5]	5.24	02/15/39	2,917	100,686
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	471	24,421
Series 2006-C4, Class M [1,5]	5.15	09/15/39	759	39,244
Series 2006-C4, Class N [1,5]	5.15	09/15/39	1,223	48,924
Series 2006-C4, Class O [1,5]	5.15	09/15/39	1,207	36,195
Series 2006-C4, Class P [1,5]	5.15	09/15/39	1,817	18,169
Series 2006-C4, Class Q [1,5]	5.15	09/15/39	2,412	24,122
Series 2006-C4, Class S [1,5]	5.15	09/15/39	11,432	114,323
Series 2007-C2, Class A3	5.54	01/15/49	53	42,609
Series 2006-C3, Class A3 [2]	5.83	06/15/38	1,300	1,145,244
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class A3	5.34	05/15/47	2,100	1,921,172
JP Morgan Commercial Mortgage Finance Corp.
Series 2003-C1, Class K [1,5]	5.08	01/12/37	1,228	239,748
Series 2003-C1, Class L [1,5]	5.08	01/12/37	907	99,937
Series 2005-LDP5, Class J [1,2,5]	5.33	12/15/44	3,400	949,780
Series 2007-LD11, Class K [1,2,5]	5.82	06/15/49	4,154	340,732
LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class G [1,2,5]	5.16	02/15/40	3,238	1,187,129
Series 2002-C2, Class M [1,5]	5.68	07/15/35	680	222,155
Series 2002-C2, Class N [1,5]	5.68	07/15/35	1,096	345,808
Series 2001-C7, Class L [1,5]	5.87	11/15/33	2,492	1,058,472
LNR CDO Limited
Series 2007-1A, Class F [1,2,5]	1.69	12/26/49	2,833	21,248
Merrill Lynch Mortgage Trust
Series 2002-MW1, Class J [1,5]	5.70	07/12/34	1,734	579,507

See Notes to Financial Statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Cap I, Inc.
Series 2006-IQ11, Class J [1,5]	5.53%	10/15/42	$613	$55,873
Series 2006-IQ11, Class K [1,5]	5.53	10/15/42	443	38,592
Series 2006-IQ11, Class L [1,5]	5.53	10/15/42	499	37,760
Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class J [1,5]	4.70	04/15/42	943	101,607
Series 2005-C18, Class K [1,5]	4.70	04/15/42	1,258	127,279
Series 2005-C18, Class L [1,5]	4.70	04/15/42	602	58,580
Series 2005-C18, Class M [1,5]	4.70	04/15/42	402	36,185
Series 2005-C18, Class N [1,5]	4.70	04/15/42	489	39,009
Series 2002-C2, Class L [1,5]	4.94	11/15/34	1,385	548,708
Series 2002-C2, Class M [1,5]	4.94	11/15/34	810	216,578
Series 2002-C2, Class N [1,5]	4.94	11/15/34	709	187,819
Series 2002-C2, Class O [1,5]	4.94	11/15/34	571	143,559
Series 2002-C2, Class P [1,5]	4.94	11/15/34	7,588	718,703
Series 2006-C29, Class K [1,5]	5.07	11/15/48	1,057	82,764
Series 2006-C29, Class L [1,5]	5.07	11/15/48	704	54,331
Series 2006-C29, Class M [1,5]	5.07	11/15/48	670	50,966
Series 2006-C29, Class N [1,5]	5.07	11/15/48	865	56,219
Series 2006-C29, Class O [1,5]	5.07	11/15/48	1,862	119,592
Series 2006-C29, Class P [1,5]	5.07	11/15/48	1,894	109,293
Series 2006-C29, Class Q [1,5]	5.07	11/15/48	8,525	275,527
Series 2007-C31, Class L [1,5]	5.13	04/15/47	2,554	153,164
Series 2007-C31, Class M [1,5]	5.13	04/15/47	551	32,716
Series 2007-C31, Class N [1,5]	5.13	04/15/47	2,146	120,501
Series 2007-C31, Class O [1,5]	5.13	04/15/47	1,243	56,414
Series 2007-C31, Class P [1,5]	5.13	04/15/47	1,250	56,357
Series 2007-C31, Class Q [1,5]	5.13	04/15/47	1,250	55,996
Series 2007-C31, Class S [1,5]	5.13	04/15/47	710	31,623
Series 2007-C31, Class T [1,5]	5.13	04/15/47	1,428	63,180
Series 2007-C31, Class U [1,5]	5.13	04/15/47	5,718	193,689

Total Commercial Mortgage-Backed Securities
(Cost - $130,164,032)				24,748,047

Loans Receivable Investments - 2.7%
PNC Corp. Center B Note [1,6]	8.85	03/11/17	2,350	1,151,030
Sheffield Bldg. Mezzanine Loan [6,10]	0.00	05/09/29	5,985	0

Total Loans Receivable Investments
(Cost - $8,376,051)				1,151,030

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $138,540,083)				25,899,077

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.5%
Subordinated Collateralized Mortgage Obligations - 4.5%
Citicorp Mortgage Securities, Inc.
Series 2003-4, Class B4	5.00	03/25/18	196	92,225
Series 2003-4, Class B5	5.00	03/25/18	74	27,692
Series 2003-4, Class B6 [6]	5.00	03/25/18	196	11,411
Series 2003-5, Class B4 [2]	5.36	04/25/33	299	190,514
Series 2003-5, Class B5 [2]	5.36	04/25/33	200	107,555
Series 2003-5, Class B6 [2,6]	5.36	04/25/33	300	104,290

See Notes to Financial Statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Harborview Mortgage Loan Trust
Series 2005-1, Class B4 [1,2,4,5]	2.00%	03/19/35	$526	$6,798
Residential Funding Mortgage Sec I
Series 2003-S6, Class B1 [6]	5.00	04/25/18	91	43,173
Series 2003-S6, Class B2 [6]	5.00	04/25/18	60	16,183
Series 2003-S6, Class B3	5.00	04/25/18	91	11,734
Resix Financial Limited
Series 2004-A, Class B8 [1,2,5]	5.25	02/10/36	553	215,485
Series 2005-A, Class B9 [1,2,5]	6.00	03/10/37	962	129,311
Series 2005-D, Class B9 [1,2,5]	8.25	12/15/37	2,086	192,925
Series 2005-A, Class B10 [1,2,5]	8.75	03/10/37	750	88,634
Series 2005-D, Class B10 [1,2,5]	9.75	12/15/37	1,043	83,427
Series 2005-D, Class B11 [1,2,5]	11.75	12/15/37	1,391	111,241
Series 2004-A, Class B11 [1,2,5]	14.75	02/10/36	631	199,529
Washington Mutual
Series 2003-S3, Class CB5 [2,6]	5.42	06/25/33	671	253,011
Series 2003-S3, Class CB6 [2]	5.42	06/25/33	671	50,307

Total Subordinated Collateralized Mortgage Obligations
(Cost - $9,834,332)				1,935,445

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $9,834,332)				1,935,445

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.0%
Wells Fargo Alternative Loan Trust
Series 2005-1, Class B5
(Cost - $136,228)	5.50	02/25/35	177	1,774

			Shares	Value
PREFERRED SECURITIES - 0.6%
Strategic Hotel Capital, Inc.
Series A, 8.50% (REIT) [1,5]
(Cost - $719,512)			28,154	261,306

	Interest Rate	Maturity	Principal Amount (000s)	Value
SHORT TERM INVESTMENTS - 28.2%
Federal Home Loan Bank Discount Notes [7]	0.06	11/20/09	$7,000	6,999,778
Federal National Mortgage Association Discount Notes [7]	0.07	11/04/09	5,200	5,199,970

Total SHORT TERM INVESTMENTS
(Cost - $12,199,748)				12,199,748

Total Investments - 96.7%
(Cost - $164,297,067)				41,834,814
Other Assets in Excess of Liabilities - 3.3%				1,417,037

NET ASSETS - 100.0%				$43,251,851

HYPERION BROOKFIELD INCOME FUND, INC.

Portfolio of Investments (Unaudited)

October 31, 2009

FOOTNOTES:

1 —	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2009, the total value of all such investments was $21,024,093, or 48.61% of net assets.

2 —	Variable Rate Security - Interest rate shown is the rate in effect as of October 31, 2009.

3 —	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4 —	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

5 —	Private Placement.

6 —	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of October 31, 2009, the total value of all such securities was $1,667,592, or 3.86% of net assets.

7 —	Zero-Coupon Note – Interest rate represents current yield to maturity.

8 —	Investment in subprime security. As of October 31, 2009, the total value of all such investments was $56,325, or 0.13 % of net assets.

9 —	Interest rate and principal amounts are based on the notional amount of the underlying mortgage pools.

10 —	Issuer currently in default on its regularly scheduled interest payment.

CDO — Collateralized Debt Obligation

REIT — Real Estate Investment Trust.

See Notes to Financial Statements.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

Valuation of Investments: Debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Funds. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

Assets	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Preferred Securities	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—	—	—	—	—	12,199,748	12,199,748
Level 3 – Significant Unobservable Inputs	1,537,464	25,899,077	1,935,445	1,774	261,306	—	29,635,066

Total	$1,537,464	$25,899,077	$1,935,445	$1,774	$261,306	$12,199,748	$41,834,814

The following is a reconciliation of assets of which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities	Preferred Securities	Total
Balance as of July 31, 2009	$1,551,296	$27,295,655	$2,089,482	$2,336	$148,690	$31,087,459
Accrued Discounts (Premiums)	3,228	1,014,572	(15,825)	1,214	—	1,003,189
Realized Gain (Loss)	229	1,458,142	(1,217,662)	(20,963)	—	219,746
Change in Unrealized Appreciation	9,729	4,537,423	3,605,498	119,099	112,616	8,384,365
Net Sales	(27,018)	(8,406,715)	(2,526,048)	(99,912)	—	(11,059,693)

Balance as of October 31, 2009	$1,537,464	$25,899,077	$1,935,445	$1,774	$261,306	$29,635,066

Change in unrealized gains or losses relating to assets still held at reporting date:	$9,729	$4,961,988	$212,537	$74,782	$112,616	$5,371,652

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at October 31, 2009 was $164,297,067. Net unrealized depreciation was $122,462,253 (gross unrealized appreciation – $1,583,414; gross unrealized depreciation – $124,045,667).

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

Designation of Restricted Illiquid Securities

The Fund invests in restricted securities, which are securities that may be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of October 31, 2009, the Funds held restricted securities as shown in the table below that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2002-PB2, Class K	6.29%	06/11/35	10/20/04	$1,542,429	$1,211,175	2.8%
Banc of America Commercial Mortgage, Inc. Series 2004-6, Class F	5.18	12/10/42	12/16/04	1,900,673	719,659	1.7
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	591,004	55,778	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class K	5.48	05/10/45	06/12/06	909,748	86,392	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class L	5.48	05/10/45	06/12/06	929,941	84,476	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class M	5.48	05/10/45	06/12/06	575,072	54,619	0.1
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class N	5.48	05/10/45	06/12/06	1,056,443	107,075	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class O	5.48	05/10/45	06/12/06	961,584	73,419	0.2
Banc of America Commercial Mortgage, Inc. Series 2006-2, Class P	5.48	05/10/45	06/12/06	2,660,125	237,455	0.5
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,402,476	179,694	0.4
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,001,110	69,099	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class M	5.37	04/10/49	05/24/07	448,771	31,433	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class N	5.37	04/10/49	05/24/07	1,344,757	69,566	0.2
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class O	5.37	04/10/49	05/24/07	486,763	22,711	0.1
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class P	5.37	04/10/49	05/24/07	436,817	21,480	0.0
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class Q	5.37	04/10/49	05/24/07	1,313,518	75,094	0.2

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class S	5.37%	04/10/49	05/24/07	$3,862,138	$223,878	0.5%
Bear Stearns Commercial Mortgage Securities Series 1999-C1, Class J	5.64	02/14/31	11/16/01	223,418	88,439	0.2
Bear Stearns Commercial Mortgage Securities Series 2004-PWR5, Class F	5.48	07/11/42	10/06/04	2,649,964	989,970	2.3
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class F	5.44	11/11/41	12/08/04	1,712,055	413,198	1.0
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class L	4.66	09/11/42	09/14/05	3,105,135	398,705	0.9
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06- 05/02/07	2,137,768	265,474	0.6
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	261,825	30,552	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class L	5.26	09/11/41	09/13/06- 09/20/06	1,481,169	182,050	0.4
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class M	5.26	09/11/41	09/13/06- 09/20/06	1,087,754	131,482	0.3
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class N	5.26	09/11/41	09/13/06	602,570	62,326	0.1
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class O	5.26	09/11/41	09/13/06	937,340	74,400	0.2
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class P	5.26	09/11/41	09/13/06	2,869,051	288,470	0.7
CD 2006 CD2 Series 2006-CD2, Class K	5.09	01/15/46	09/21/06	1,101,328	59,384	0.1
CD 2006 CD2 Series 2006-CD2, Class L	5.09	01/15/46	09/21/06	772,620	42,106	0.1
CD 2006 CD2 Series 2006-CD6, Class M	5.09	01/15/46	09/21/06	1,161,273	68,068	0.2
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class G	5.23	07/15/44	11/03/05	3,616,329	1,229,321	2.8
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class L	5.06	12/10/46	12/13/06	1,493,690	90,435	0.2
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class M	5.06	12/10/46	12/13/06	1,469,471	66,112	0.2
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class N	5.06	12/10/46	12/13/06	328,116	12,178	0.0
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class L	5.24	12/10/49	08/07/07	2,577,887	195,160	0.5
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class M	5.24	12/10/49	08/07/07	982,003	75,864	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class N	5.24	12/10/49	08/07/07	943,169	81,138	0.2
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class O	5.24	12/10/49	08/07/07	751,050	53,897	0.1

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class P	5.24%	12/10/49	08/07/07	$1,196,928	$90,140	0.2%
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class Q	5.24	12/10/49	08/07/07	451,900	53,829	0.1
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class S	5.24	12/10/49	08/07/07	2,874,621	288,533	0.7
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class J	4.23	05/15/38	06/17/03	832,857	301,298	0.7
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class J	4.78	07/15/36	11/30/05	188,793	9,766	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class L	5.24	02/15/39	03/07/06	1,154,714	110,298	0.3
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class M	5.24	02/15/39	03/07/06	793,958	75,474	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class N	5.24	02/15/39	03/07/06	769,418	67,653	0.2
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class O	5.24	02/15/39	03/07/06	241,284	22,257	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class P	5.24	02/15/39	03/07/06	230,183	15,045	0.0
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class Q	5.24	02/15/39	03/07/06	414,406	29,813	0.1
Credit Suisse First Boston Mortgage Securities Corp. Series 2006-C1, Class S	5.24	02/15/39	03/07/06	1,121,245	100,686	0.2
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	418,374	24,421	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	664,298	39,244	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class N	5.15	09/15/39	09/21/06	951,703	48,924	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class O	5.15	09/15/39	09/21/06	857,127	36,195	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class P	5.15	09/15/39	09/21/06	1,215,248	18,169	0.0
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class Q	5.15	09/15/39	09/21/06	1,353,640	24,122	0.1
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class S	5.15	09/15/39	09/21/06	4,202,301	114,323	0.3
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.00	03/19/35	02/11/05	482,676	6,798	0.0
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class K	5.08	01/12/37	11/30/05	1,146,926	239,748	0.6
JP Morgan Commercial Mortgage Finance Corp. Series 2003-C1, Class L	5.08	01/12/37	11/30/05	767,042	99,937	0.2
JP Morgan Commercial Mortgage Finance Corp. Series 2005-LDP5, Class J	5.33	12/15/44	12/16/05	3,259,037	949,780	2.2

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Commercial Mortgage Finance Corp. Series 2007-LD11, Class K	5.82%	06/15/49	06/28/07	$3,621,050	$340,732	0.8%
LB-UBS Commercial Mortgage Trust Series 2001-C7, Class L	5.87	11/15/33	12/05/01	2,232,627	1,058,472	2.4
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class M	5.68	07/15/35	11/30/05	657,932	222,155	0.5
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class N	5.68	07/15/35	11/30/05	1,035,307	345,808	0.8
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class G	5.16	02/15/40	01/31/05	3,251,762	1,187,129	2.7
LNR CDO Limited Series 2007-1A, Class F	1.69	12/26/49	02/27/07	2,833,000	21,248	0.0
Merrill Lynch Mortgage Trust Series 2002-MW1, Class J	5.70	07/12/34	11/30/05	1,679,692	579,507	1.3
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	524,378	55,873	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class K	5.53	10/15/42	05/24/06	367,126	38,592	0.1
Morgan Stanley Cap I, Inc. Series 2006-IQ11, Class L	5.53	10/15/42	05/24/06	350,215	37,760	0.1
PNC Corp. Center B Note	8.85	03/11/17	04/20/07	2,391,107	1,151,030	2.7
Resix Financial Limited Series 2004-A, Class B8	5.25	02/10/36	03/24/04	552,525	215,485	0.5
Resix Financial Limited Series 2004-A, Class B11	14.75	02/10/36	03/09/04	631,422	199,529	0.5
Resix Financial Limited Series 2005-A, Class B10	8.75	03/10/37	03/10/05	750,498	88,634	0.2
Resix Financial Limited Series 2005-A, Class B9	6.00	03/10/37	03/10/05	962,134	129,311	0.3
Resix Financial Limited Series 2005-D, Class B10	9.75	12/15/37	12/09/05	1,042,839	83,427	0.2
Resix Financial Limited Series 2005-D, Class B11	11.75	12/15/37	12/09/05	1,390,514	111,241	0.3
Resix Financial Limited Series 2005-D, Class B9	8.25	12/15/37	12/09/05	2,085,679	192,925	0.4
Sail Net Interest Margin Notes Series 2003-3, Class A	7.75	04/27/33	05/21/03	74,495	6	0.0
Sail Net Interest Margin Notes Series 2003-5, Class A	7.35	06/27/33	06/12/03	26,926	2	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	467,303	47	0.0
Strategic Hotel Capital, Inc. Series A, 8.5% (REIT)	—	—	11/30/05	719,512	261,306	0.6
Structured Asset Investment Loan Trust Series 2003-BC13, Class B	6.00	11/25/33	02/18/04	237,855	19,824	0.0
Structured Asset Investment Loan Trust Series 2004-3, Class B	6.00	04/25/34	03/23/04	118,141	5,506	0.0
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class L	4.94	11/15/34	11/30/05	1,324,682	548,708	1.3
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class M	4.94	11/15/34	09/16/05	780,777	216,578	0.5
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class N	4.94	11/15/34	09/16/05	673,170	187,819	0.4
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class O	4.94	11/15/34	09/16/05	516,052	143,559	0.3
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class P	4.94	11/15/34	03/10/05	3,772,732	718,703	1.7
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class J	4.70	04/15/42	05/04/05- 11/30/05	856,080	101,607	0.2

HYPERION BROOKFIELD INCOME FUND, INC.

Notes to Financial Statements (Unaudited)

October 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class K	4.70%	04/15/42	05/04/05- 11/30/05	$1,114,996	$127,279	0.3%
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class L	4.70	04/15/42	05/04/05	494,714	58,580	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class M	4.70	04/15/42	05/04/05	310,760	36,185	0.1
Wachovia Bank Commercial Mortgage Trust Series 2005-C18, Class N	4.70	04/15/42	05/04/05- 09/16/05	362,221	39,009	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class K	5.07	11/15/48	12/13/06	936,821	82,764	0.2
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class L	5.07	11/15/48	12/13/06	611,765	54,331	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class M	5.07	11/15/48	12/13/06	518,838	50,966	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class N	5.07	11/15/48	12/13/06	633,871	56,219	0.1
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class O	5.07	11/15/48	12/13/06	1,291,648	119,592	0.3
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class P	5.07	11/15/48	12/13/06	1,234,575	109,293	0.3
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class Q	5.07	11/15/48	12/13/06	3,720,315	275,527	0.6
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	2,232,234	153,164	0.4
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class M	5.13	04/15/47	05/11/07	470,196	32,716	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class N	5.13	04/15/47	05/11/07	1,629,480	120,501	0.3
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class O	5.13	04/15/47	05/11/07	898,937	56,414	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class P	5.13	04/15/47	05/11/07	854,099	56,357	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class Q	5.13	04/15/47	05/11/07	807,720	55,996	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class S	5.13	04/15/47	05/11/07	311,841	31,623	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class T	5.13	04/15/47	05/11/07	626,975	63,180	0.1
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class U	5.13	04/15/47	05/11/07	2,225,479	193,689	0.4

					$21,024,093	48.6%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD INCOME FUND, INC.

By:	/s/ John J. Feeney, Jr.
John J. Feeney, Jr. Principal Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John J. Feeney, Jr
John J. Feeney, Jr. Principal Executive Officer

Date: November 23, 2009

By:	/s/ Steven M. Pires
Steven M. Pires Treasurer and Principal Financial Officer

Date: November 23, 2009